Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
REX AI Equity Premium Income ETF
Shareholder Report [Line Items]
Fund Name	REX AI Equity Premium Income ETF
Class Name	REX AI Equity Premium Income ETF
Trading Symbol	AIPI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the REX AI Equity Premium Income ETF for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/aipi/. You can also contact us at (844) 802-4004.
Additional Information Phone Number	(844) 802-4004
Additional Information Website	www.rexshares.com/aipi/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX AI Equity Premium Income ETF	$38	0.65%¹
¹	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.65% [1]
Net Assets	$ 379,183,040
Holdings Count | Holdings	98
Advisory Fees Paid, Amount	$ 1,131,324
Investment Company, Portfolio Turnover	20.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
Fund Net Assets	$379,183,040
Number of Holdings	98
Total Net Advisory Fee	$1,131,324
Portfolio Turnover Rate	20.40%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Palantir Technologies Inc.	9.72%
Nvidia Corp.	9.66%
CrowdStrike Holdings, Inc.	9.65%
Arm Holdings plc	4.61%
Datadog, Inc. Class A	4.29%
Broadcom, Inc.	3.55%
Alphabet, Inc. Class A	3.54%
Cisco Systems, Inc.	3.34%
Synopsys, Inc.	3.28%
Intel Corp.	3.28%

[1]	Annualized